Financial Instruments - Schedule of Carrying Amount and Fair Value of Financial Instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	₩ 39,095	₩ 16,720	₩ 24,909	₩ 24,909
Short-term deposits not classified as cash equivalents	22,500	22,000	11,500
Accounts receivables	42,168	11,819	5,289
Other receivables	698	710	160
Other non-current financial assets	1,394	965	954
Total	43,256	6,894	6,783
Total	34,988	3,138	17
Carrying Value
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	39,095	16,720	24,909
Short-term deposits not classified as cash equivalents	22,500	22,000	11,500
Accounts receivables	42,168	11,819	5,289
Other receivables	698	710	160
Other current assets	155	157	102
Other non-current financial assets	1,394	965	954
Total	106,010	52,371	42,914
Accounts payables	44,410	9,723	2,535
Accrued expenses	322	250	209
Other current liabilities	107		17
Other non-current liabilities	141
Total	44,980	9,973	2,761
Fair Value
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	39,095	16,720	24,909
Short-term deposits not classified as cash equivalents	₩ 22,500	₩ 22,000	₩ 11,500